Cash Flow Information (Tables)	12 Months Ended
Feb. 28, 2015
Supplemental Cash Flow Information [Abstract]
Interest and Income Taxes Paid
Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Interest paid during the year	$75	$29	$—
Income taxes paid during the year	59	131	107
Income tax refunds received during the year	425	1,447	390